File # 1-35965
CERT NAS

[redacted]

13002570

NYSE Regulation, Inc.
20 Broad Street, 24th Floor
New York, NY 10005

NYSE REGULATION

Received SEC

JUN 14 2013

Washington DC 20549

June 14, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on June 14, 2013 the NYSE MKT LLC (the "Exchange") received from Global Telecom & Technology, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $0.0001 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.